Right of Use Assets and Lease Obligations - Narratives (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Sublease rentals due	$ 506	$ 1,716
Impairment loss	$ 1,210
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease contract	5 years
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease contract	10 years
Other revenue
Disclosure of quantitative information about right-of-use assets [line items]
Sublease rental income	$ 439
General and administrative expenses
Disclosure of quantitative information about right-of-use assets [line items]
Variable lease operating costs	$ 2,906